N-2	6 Months Ended
Mar. 31, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0002033164
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Rockefeller Municipal Opportunities Fund
Other Transaction Expenses [Abstract]
Acquired Fund Fees and Expenses [Percent]	1.50%
Other Annual Expenses [Abstract]
Acquired Fund Fees and Expenses, Note [Text Block]

Fees and Expenses.    The Board reviewed the proposed management fee for the Fund and reviewed information comparing the Fund’s proposed management fee to the management fees of 11 peer funds compiled by an independent 15(c) board reporting service. The Board considered that the proposed management fee for the Fund was higher than the median management fee of the peer group and was lower than the management fee of certain funds in the peer group. The Board reviewed the expense ratios of the peer funds and noted that, because the Fund was newly created and had not yet commenced operations, the Fund’s expense ratio could only be estimated. The Board considered that the Adviser had agreed to limit the Fund’s total annual operating expenses, excluding fees and interest payments on borrowed funds and certain other exclusions, to 1.50% of the average daily net assets of the Fund through January 31, 2027. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable in light of the nature, extent, and quality of the services expected to be provided by the Adviser.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Rockefeller Municipal Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on July 29, 2024, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares operating as an “interval fund”. The Fund is non-diversified for the purposes of the 1940 Act.

The Fund’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation. Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The Fund intends to invest in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies, and authorities) and the District of Columbia, U.S. territories, commonwealths, and possessions or by their agencies, instrumentalities, and authorities. These primarily include municipal bonds, municipal notes, interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund intends to select investments without regard to the federal alternative minimum tax (“AMT”) and therefore may select investments subject to the federal AMT.

Risk Factors [Table Text Block]	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Interest Rate Risk — Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

Municipal Bond Risk — Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds.

Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager will apply investment techniques and risk analysis in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager will expose all material risks associated with an investment. Additionally, the Investment Manager may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments.

Market Risk — The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

Valuation Risk — Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”).

Leverage Risk — The Fund’s use of leverage creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies.

Non-Diversification Risk — Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Liquidity Risk — Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Repurchase Offer Risks — Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments.

Annual Dividend Payment	$ 7,712,730
Annual Interest Rate [Percent]	5.30%
NAV Per Share	$ 19.94
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
For the Period from Commencement of Operations to March 31, 2025 (Unaudited)*
Increase (decrease) in net assets resulting from operations
Net investment income	$554,241
Net realized gain (loss)	(552,475)
Net change in unrealized appreciation (depreciation)	(132,382)
Net increase (decrease) in net assets resulting from operations	(130,616)

Distributions to shareholders
Net investment income	(560,595)
Total distributions to shareholders	(560,595)

Shareholder transactions
Subscriptions (5,615,000 shares)	112,628,717
Shares issued in reinvestment of distributions (9,487 shares)	190,317
Net increase (decrease) in net assets from capital transactions	112,819,034
Net increase (decrease) in net assets	112,127,823
Net assets
Beginning of period (5,000 shares)	100,000
End of period (5,629,487 shares)	$112,227,823

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk — Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Municipal Bond Risk — Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager will apply investment techniques and risk analysis in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager will expose all material risks associated with an investment. Additionally, the Investment Manager may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk — The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk — Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”).

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk — The Fund’s use of leverage creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk — Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk — Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Repurchase Offer Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offer Risks — Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments.